Contents of Significant Accounts - Earnings Per Share (Detail) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 TWD ($) $ / shares shares	Dec. 31, 2023 TWD ($) $ / shares shares
Earnings per share-basic
Net income attributable to the parent company	$ 40,360,314	$ 1,286,590	$ 48,779,300	$ 59,688,950
Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,224,783	12,224,783	12,173,188	12,137,954
Earnings per share-basic (NTD) | (per share)	$ 3.3	$ 0.11	$ 4.01	$ 4.92
Earnings per share-diluted
Net income attributable to the parent company	$ 40,360,314	$ 1,286,590	$ 48,779,300	$ 59,688,950
Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,224,783	12,224,783	12,173,188	12,137,954
Effect of dilution
Restricted stocks for employees	36,037	36,037	69,881	114,974
Employees' compensation	85,792	85,792	122,400	129,196
Weighted-average number of ordinary shares after dilution (thousand shares)	12,346,612	12,346,612	12,365,469	12,382,124
Earnings per share-diluted (NTD) | (per share)	$ 3.27	$ 0.1	$ 3.94	$ 4.82